Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable	Accounts receivable, net consisted of the following:
	As of March 31
	2022	2023
	HKD	HKD	US$
Accounts receivable	$10,290,721	$7,944,942	$1,012,107
Less: Provision for doubtful accounts	(189,016)	(241,959)	(30,823)
Accounts receivable, net	$10,101,705	$7,702,983	$981,284

Schedule of provision for doubtful accounts	The following table sets forth the movement of provision for doubtful accounts:
	As of March 31
	2022	2023
	HKD	HKD	US$
Beginning balance	$452,726	$189,016	$24,079
Addition	197,359	142,194	18,114
Charge-off	(461,069)	(89,251)	(11,370)
Ending balance	$189,016	$241,959	$30,823